SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
15.	SHARE-BASED COMPENSATION

Description of Plan

On April 29, 2010, the Company adopted the 2010 Omnibus Incentive Plan (“2010 Plan”) permitting the issuance of up to 1,500,000 share grants in the form of (i) SARs; (ii) RSUs; (iii) nonqualified stock options; and (iv) other stock-based awards. The Company has issued all shares available under the 2010 Plan.

SARs entitle the holder to receive any increase in value between the grant date price of Fly’s ADSs and their value on the exercise date. RSUs entitle the holder to receive a number of Fly’s ADSs equal to the number of RSUs awarded upon vesting. The granted SARs and RSUs vest in three equal installments and expire on the tenth anniversary of the grant date. The Company settles SARs and RSUs with newly issued ADSs.

The holder of a SAR or RSU is also entitled to dividend equivalent rights (“Dividend Equivalent”) on each SAR and RSU. For each Dividend Equivalent, the holder shall have the non-forfeitable right to receive a cash amount equal to the per share dividend paid by the Company during the period between the grant date and the earlier of the (i) award exercise or vesting date, (ii) termination date or (iii) expiration date. Dividend Equivalents expire at the same time and in the same proportion that the SARs and RSUs are exercised, cancelled, forfeited or expired.

Grant Activity

Since June 30, 2015, all SARs and RSUs granted under the 2010 Plan have vested.

At December 31, 2016, 2015 and 2014, there were 821,117 shares of SARs outstanding and exercisable at a weighted average exercise price of $12.74. At December 31, 2016, the weighted average remaining contractual life of the SARs was 4.1 years. During the year ended December 31, 2014, 58,519 SARs were exercised at a weighted average price of $12.80 and 8,998 SARs were canceled or forfeited at a weighted average price of $12.28.

A summary of the Company’s RSU activity for the year ended December 31, 2015 and 2014 is as follows:
	Number of shares	Weighted average grant date fair value
Outstanding and unvested at December 31, 2013	161,480	12.81
RSUs vested	(119,666)	12.99
RSUs canceled or forfeited	(5,739)	12.28
Outstanding and unvested at December 31, 2014	36,075	$12.28
RSUs vested	(36,075)	12.28
Outstanding and unvested at December 31, 2015	—	$—

Share-based compensation expense related to SARs and RSUs is recorded as a component of selling, general and administrative expenses, and totaled $0.2 million and $30,000 for the years ended December 31, 2015 and 2014, respectively.